Environmental Protection Agency Agreement (Tables)	3 Months Ended
Mar. 31, 2022
Environmental Remediation Obligations [Abstract]
Schedule Of Environmental Protection Agency Agreement Liability

The EPA liability schedule in effect at March 31, 2022 was:

Date	Amount
November 1, 2021	$11,000,000 (aggregate amounts from 2018, 2019, 2020 and 2021)
November 1, 2022	$3,000,000
November 1, 2023	$3,000,000
November 1, 2024	$2,000,000 plus accrued interest

Schedule Of Amended Settlement Environmental Protection Agency Agreement

Date	Amount
November 1, 2024	$3,000,000
November 1, 2025	$3,000,000
November 1, 2026	$3,000,000
November 1, 2027	$3,000,000
November 1, 2028	$3,000,000
November 1, 2029	$2,000,000 plus accrued interest

Schedule Of Environmental Cost Recover Liability

The current portion of the EPA cost recovery liability at March 31, 2022 was $12,000,000 as detailed below:

Amount
EPA cost recovery payable at December 31, 2021	$11,000,000
Payment as part of mine purchase on January 7, 2022	(2,000,000)
Assumed with mine purchase – current portion	3,000,000
EPA cost recovery at March 31, 2022	$12,000,000

Schedule Of Net Present Value of Environmental Protection Agency Agreement

Amount
Long-term portion of NPV of EPA cost recovery payable at purchase of mine on January 7, 2022	$3,402,425
Accretion of NPV discount during the quarter	138,427
Long-term portion of NPV of EPA cost recovery payable at March 31, 2022	$3,540,853

Schedule Of EPA/IDEQ Water Treatment Liability

The balance of EPA/IDEQ water treatment liability at March 31, 2022 was $5,185,706 as detailed below:

Amount
EPA/IDEQ water treatment liability at December 31, 2021	$5,110,706
Payments during the quarter	(420,000)
Accruals during the quarter	495,000
EPA/IDEQ water treatment liability at March 31, 2022	$5,185,706

Schedule of Related Party Transactions

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors.

	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021
Consulting Fees and Salaries	$1,097,610	$324,619